Proposed Public Offering (Details) - $ / shares	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Feb. 23, 2021
Proposed Public Offering (Details) [Line Items]
Sale of share units	30,000,000
Sale of per share (in Dollars per share)			$ 10
Warrants description	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6). No fractional warrants will be issued upon separation of the Units and only whole warrants will trade.	Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Over-Allotment Option [Member]
Proposed Public Offering (Details) [Line Items]
Sale of share units	34,500,000
Sale of share units	4,500,000
Class A Common Stock [Member]
Proposed Public Offering (Details) [Line Items]
Sale of per share (in Dollars per share)	$ 10